Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermoelectrical station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000

Cost

01-01-2023	330,081,257	26,967,560	165,430,017	522,478,834
Transfers	—	—	—	—
12-31-2023	330,081,257	26,967,560	165,430,017	522,478,834

Transfers	—	—	—	—
12-31-2024	330,081,257	26,967,560	165,430,017	522,478,834

Amortization and impairment

01-01-2023	316,318,970	6,365,886	147,068,064	469,752,920
Amortization for the year	12,042,000	1,340,368	—	13,382,368
(Impairment reversal) / Impairment	—	(214,266)	4,811,296	4,597,030
12-31-2023	328,360,970	7,491,988	151,879,360	487,732,318

Amortization for the year	1,338,000	1,353,283	—	2,691,283
Impairment	—	149,524	1,189,532	1,339,056
12-31-2024	329,698,970	8,994,795	153,068,892	491,762,657

Net book value

12-31-2023	1,720,287	19,475,572	13,550,657	34,746,516
12-31-2024	382,287	17,972,765	12,361,125	30,716,177